DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2012
DISCONTINUED OPERATIONS
Schedule of net operating revenues and income (loss) before income taxes

	Three Months Ended March 31,
	2012	2011
Net operating revenues	$56	$54
Income (loss) before income taxes	2	(10)